Post-employee benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (15)	$ (17)	$ (31)	$ (34)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	(5)	(5)	(10)	(11)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (10)	$ (12)	$ (21)	$ (23)